Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]	Intangible assets
(a)Breakdown and changes
Changes in intangible assets are as follows:

	December 31, 2024
	Trademarks and patents	Software	Client portfolio	Know-how	Non-Compete	Total
Cost
Opening balance	44,424	25,783	316,959	11,201	6,611	404,978
Transfers	19	(2,849)	(5,310)	—	—	(8,140)
Additions	—	10,961	13,967	—	—	24,928
Write-offs	(4)	(207)	—	—	—	(211)
Fair value-added value	—	46	9,139	—	—	9,185
Foreign currency translation adjustment	11,163	3,475	83,432	48	973	99,091
Closing balance	55,602	37,209	418,187	11,249	7,584	529,831

Accumulated amortization
Opening balance	(6,050)	(8,512)	(26,134)	(3,959)	(1,620)	(46,275)
Transfers	—	2,459	7,063	—	—	9,522
Additions	—	(2,286)	(7,498)	—	—	(9,784)
Write-offs	—	—	—	—	—	—
Fair value-added value	(5,306)	(14)	(21,948)	(2,248)	(1,425)	(30,941)
Foreign currency translation adjustment	(2,286)	(1,103)	(9,095)	(25)	(318)	(12,827)
Closing balance	(13,642)	(9,456)	(57,612)	(6,232)	(3,363)	(90,305)

Cost	55,602	37,209	418,187	11,249	7,584	529,831
Accumulated amortization	(13,642)	(9,456)	(57,612)	(6,232)	(3,363)	(90,305)
	41,960	27,753	360,575	5,017	4,221	439,526

	December 31, 2023
	Trademarks and patents	Software	Client portfolio	Know-how	Non-Compete	Total
Cost
Opening balance	36,580	37,903	345,634	10,237	2,895	433,249
Transfers	10,108	(13,165)	—	—	—	(3,057)
Additions	13	4,067	—	—	—	4,080
Write-offs	—	(578)	—	—	—	(578)
Business combination	369	652	—	—	—	1,021
Fair value-added value	(508)	—	(5,300)	900	3,872	(1,036)
Foreign currency translation adjustment	(2,138)	(3,096)	(23,375)	64	(156)	(28,701)
Closing balance	44,424	25,783	316,959	11,201	6,611	404,978

Accumulated amortization
Opening balance	(1,239)	(2,906)	(6,841)	(1,775)	(291)	(13,052)
Transfers	—	3,145	251	—	—	3,396
Additions	—	(7,944)	—	—	—	(7,944)
Write-offs	—	6	—	—	—	6
Business combination	—	(497)	—	—	—	(497)
Fair value-added value	(4,987)	—	(20,373)	(2,157)	(1,341)	(28,858)
Foreign currency translation adjustment	176	(316)	829	(27)	12	674
Closing balance	(6,050)	(8,512)	(26,134)	(3,959)	(1,620)	(46,275)

Cost	44,424	25,783	316,959	11,201	6,611	404,978
Accumulated amortization	(6,050)	(8,512)	(26,134)	(3,959)	(1,620)	(46,275)
	38,374	17,271	290,825	7,242	4,991	358,703

December 31, 2024
Goodwill
Cost
Opening balance	1,537,135
Added Value Transfer	(1,201)
Due Diligence Adjustment	448
Response Price Adjustment	(17,721)
Foreign currency translation adjustment	284,945
Closing balance	1,803,606

December 31, 2023
Goodwill
Cost
Opening balance	1,192,302
Additions	382,281
Added Value Transfer	(3,755)
Due Diligence Adjustment	21,123
Response Price Adjustment	1,383
Foreign currency translation adjustment	(56,199)
Closing balance	1,537,135

Carrying amounts	December 31, 2024	December 31, 2023
Indefinite life	1,803,606	1,537,135
Definite life	439,526	358,703
	2,243,132	1,895,838
(b)Rates of amortization
The amortization rates are as follows:

Assets	Useful life (in years)	Annual amortization rate (%)

Trademarks and patents (*)	5	20%
Right-of-use of software	5	20%
Goodwill (*)
Client portfolio	7	15%
Workforce (*)
Know-How	5	20%
Non-Compete	5	20%

(*) Undefined useful life
(c)Impairment
Management annually reviews the net book value of assets for purposes of evaluating events or changes in economic or operating circumstances that may indicate impairment or loss of its recoverable value described in the note 8 (e).